FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract, classified (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Current assets	R$ 3,048,493	R$ 470,261
Non-current assets	1,825,256	971,879
Current liabilities	(667,681)	(1,563,459)
Non-current liabilities	(4,179,114)	(6,331,069)
Total, net	R$ 26,954	R$ (6,452,388)